Capital Stock	12 Months Ended
Jan. 31, 2020
Text block [abstract]
Capital Stock
18.	CAPITAL STOCK
The authorized capital stock of the Company is comprised of an unlimited number of multiple voting shares carrying six votes per share with no par value, an unlimited number of subordinate voting shares carrying one vote per share with no par value
,
and an unlimited number of
non-voting
preferred shares issuable in series with no par value.
The changes in capital stock issued and outstanding were as follows:

	Number of shares	Carrying Amount
Subordinate voting shares
Balance as at February 1, 2018	38,307,827	$229.7
Issued upon exercise of stock options	264,478	9.4
Issued in exchange of multiple voting shares	8,851,088	0.7
Repurchased under the NCIB	(4,383,370)	(26.4)
Balance as at January 31, 2019	43,040,023	213.4
Issued upon exercise of stock options	459,287	17.2
Issued in exchange of multiple voting shares	8,209,713	0.7
Repurchased under the SIB	(6,342,494)	(30.4)
Repurchased under the NCIB	(2,955,555)	(14.0)
Balance as at January 31, 2020	42,410,974	$186.9

Multiple voting shares
Balance as at February 1, 2018	62,952,472	$5.1
Exchanged for subordinate voting shares	(8,851,088)	(0.7)
Balance as at January 31, 2019	54,101,384	$4.4
Exchanged for subordinate voting shares	(8,209,713)	(0.7)
Balance as at January 31, 2020	45,891,671	$3.7

Total outstanding as at January 31, 2020	88,302,645	$190.6

a)	Normal course issuer bid program (“NCIB”)
On March 22, 2019, the Company announced the renewal of its NCIB to repurchase for cancellation up to 4,170,403 of its outstanding subordinate voting shares. During the year ended January 31, 2020, the Company repurchased a total of 2,955,555 subordinate voting shares for a total consideration of $151.5 million.
As at January 31, 2020, a $70.3 million financial liability, with a corresponding amount in equity, was recorded in the consolidated statements of financial position in relation with the NCIB. This liability represented the value of subordinate voting shares expected to be repurchased by a designated broker under an automatic share purchase plan from February 1 st
to March 23, 2020. This automatic share purchase plan allows for the purchase of subordinate voting shares under pre-set
conditions at times when the Company would ordinarily not be permitted due to regulatory restrictions or self-imposed blackout periods. These subordinate voting shares are included in the outstanding subordinate voting shares as at January 31, 2020.
For the year ended January 31, 2020, of the total consideration of $151.5 million, $14.0 million represents the carrying amount of the shares repurchased and $137.5 million represents the amount charged to retained losses.
On March 21, 2018, the Company announced the renewal of its NCIB to repurchase for cancellation up to 3,625,271 of its outstanding subordinate voting shares. During the year ended January 31, 2019, the Company repurchased the 3,625,271 subordinate voting shares for a total consideration of $212.3 million. In addition, during the same period, the Company completed the NCIB announced and started during the year ended January 31, 2018 and repurchased 758,099 subordinate voting shares for a total consideration of $36.3 million.
During the year January 31, 2019, the Company recognized a gain of $0.8 million in financing income related to an
automatic share purchase plan. The gain represents the difference between the share price used to establish the financial liability at the end of each quarter and the amount actually paid to repurchase shares during the regulatory restrictions or self-imposed blackout periods.
For the year ended January 31, 2019, of the total consideration of $248.6 million, $26.4 million represents the carrying amount of the shares repurchased, $223.0 million represents the amount charged to retained losses and $0.8 million represents the gain recognized in net income.

b)	Substantial issuer bid offer (“SIB”)
On July 23, 2019, the Company repurchased 6,342,494 subordinate voting shares following the completion of its SIB for a total consideration of $300.0 million, of which $29.4 million represents the carrying amount of the shares repurchased and $270.6 million represents the amount charged to retained losses. Prior to the completion of the SIB, Beaudier group and Bain Capital converted respectively 1,836,170 and 1,403,543 of multiple voting shares into an equivalent number of subordinate voting shares. These converted shares were repurchased in the SIB. The Company incurred $1.0 million of fees and expenses related to the SIB, which were recorded in capital stock.
c)	Secondary offering
On December 16, 2019, Beaudier Group, Bain Capital and one director of the Company completed a secondary offering of 5,000,000 subordinate voting shares of the Company through a syndicate of underwriters. Prior to such transaction, Beaudier Group and Bain Capital converted respectively 2,816,844 and 2,153,156 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $0.9 million of fees and expenses related to this secondary offering.
On September 18, 2018, Beaudier Group and Bain Capital completed a secondary offering of 8,700,000 subordinate voting shares of the Company through a syndicate of underwriters. Prior to such transaction, Beaudier Group and Bain Capital converted respectively 4,915,824 and 3,935,264 multiple voting shares into an equivalent number of subordinate voting shares. The Company did not receive any of the proceeds of the secondary offering. In accordance with the terms of the registration rights agreement entered into in connection with the initial public offering of the Company’s subordinate voting shares, the Company incurred approximately $2.1 million of fees and expenses related to this secondary offering.

d)	Dividend
During the year ended January 31, 2020, the Company declared four quarterly dividends of $0.10 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 12, 2019, July 12, 2019, October 11, 2019 and January 10, 2020 for a total consideration of $37.2 million to shareholders.
During the year ended January 31, 2019, the Company declared four
quarterly dividends of $0.09 per share for holders of its multiple voting shares and subordinate voting shares. The dividends were paid on April 13, 2018, July 13, 2018, October 12, 2018 and January 11, 2019 for a total consideration of $35.3 million to shareholders.